23. Condensed Financial Information (Parent Company Only) (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Expense
Interest on junior subordinated debentures									$ 694,573	$ 650,361
Income tax expense/benefit									1,789,860	1,738,265
Net income	$ 2,371,300	$ 2,261,943	$ 2,419,298	$ 1,771,905	$ 2,142,603	$ 2,269,732	$ 2,002,654	$ 1,982,543	8,824,446	8,397,532
Parent Company [Member]
Income
Bank subsidiary distributions									4,256,000	4,137,000
Dividends on Capital Trust									20,858	19,530
Total income									4,276,858	4,156,530
Expense
Interest on junior subordinated debentures									694,573	650,361
Administrative and other									340,904	356,055
Total expense									1,035,477	1,006,416
Income before applicable income tax benefit and equity in undistributed net income of subsidiary									3,241,381	3,150,114
Income tax expense/benefit									213,071	207,244
Income before equity in undistributed net income of subsidiary									3,454,452	3,357,358
Equity in undistributed net income of subsidiary									5,369,994	5,040,174
Net income									$ 8,824,446	$ 8,397,532